Segment Information - Schedule of Multiple Revenue Streams (Details)		12 Months Ended
	Oct. 11, 2022 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Successor [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues		$ 12,354,572	$ 1,590,178	$ 8,689,749
Successor [Member] | System development [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues		5,903,175	759,808	5,969,112
Successor [Member] | NFT [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues		2,600,000	334,650	1,585,000
Successor [Member] | Web and mobile application development [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues		800,000	102,969
Successor [Member] | AI-OCR development [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues		807,880	103,984	80,970
Successor [Member] | Technological support and maintenance service and other services [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues		$ 2,243,517	$ 288,767	$ 1,054,667
Predecessor [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues					$ 4,421,208
Predecessor [Member] | System development [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues					3,602,067
Predecessor [Member] | NFT [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues
Predecessor [Member] | Web and mobile application development [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues					391,000
Predecessor [Member] | AI-OCR development [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues					68,141
Predecessor [Member] | Technological support and maintenance service and other services [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues					$ 360,000